Financial Instruments - Schedule of Carrying Values and Estimated Fair Values of Debt Instruments (Details) (USD $)	Jun. 30, 2014		Dec. 31, 2013		Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt, Carrying Amount	$ 6,518,302,000		$ 4,111,562,000		$ 100,000,000
2021 Senior Notes [Member] | Reported Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt, Carrying Amount	2,010,879,000	[1]	2,011,562,000	[1],[2]	0	[2]
2021 Senior Notes [Member] | Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes Payable, Fair Value Disclosure	2,126,504,000	[1]	1,961,273,000	[1],[2]	0	[2]
2022 Senior Notes [Member] | Reported Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt, Carrying Amount	1,000,000,000	[1]	1,000,000,000	[1],[2]	0	[2]
2022 Senior Notes [Member] | Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes Payable, Fair Value Disclosure	1,087,500,000	[1]	982,500,000	[1],[2]	0	[2]
2023 Senior Notes [Member] | Reported Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt, Carrying Amount	1,507,423,000	[1]	1,000,000,000	[1],[2]	0	[2]
2023 Senior Notes [Member] | Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes Payable, Fair Value Disclosure	1,571,489,000	[1]	935,000,000	[1],[2]	0	[2]
2024 Senior Notes [Member] | Reported Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt, Carrying Amount	2,000,000,000	[1]	0	[1]
2024 Senior Notes [Member] | Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes Payable, Fair Value Disclosure	2,085,000,000	[1]	0	[1]
2012 Liquefaction Credit Facility [Member] | Reported Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt, Carrying Amount			0	[3]	100,000	[3]
2012 Liquefaction Credit Facility [Member] | Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Lines of Credit, Fair Value Disclosure			0	[3]	100,000	[3]
2013 Liquefaction Credit Facilities [Member] | Reported Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt, Carrying Amount	0	[3]	100,000,000	[3]	0	[3]
2013 Liquefaction Credit Facilities [Member] | Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Lines of Credit, Fair Value Disclosure	$ 0	[3]	$ 100,000,000	[3]	$ 0	[3]

[1]	The Level 2 estimated fair value was based on quotations obtained from broker-dealers who make markets in these and similar instruments based on the closing trading prices on June 30, 2014 and December 31, 2013, as applicable.
[2]	The Level 2 estimated fair value was based on quotations obtained from broker-dealers who make markets in these and similar instruments based on the closing trading prices on December 31, 2013 and 2012, as applicable.
[3]	The Level 3 estimated fair value approximates the carrying amount because the interest rates are variable and reflective of market rates and we have the ability to call this debt at anytime without penalty.